Stock Purchase Plan and Preferred Stock (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Employee	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009	Aug. 01, 2006 Vote
Stock Purchase Plan and Preferred Stock (Textual) [Abstract]
Employees contributed to company's ESOP	26,694
Participants contribution on a pretax basis only of their annual compensation, maximum	20.00%
Company matched eligible employee contributions to employee stock purchase plan ESOP prior to July 1, 2009	Prior to July 1, 2009, the Company matched one hundred percent of all contributions up to six percent of eligible employee contributions.
Percentage of matching contribution to ESOP Plan by employer	100.00%
Maximum percentage of eligible contribution plan up to which employer contribute				6.00%
Percentage of amended eligible contribution plan up to which employer contribute first				3.00%
Percentage of amended eligible contribution plan up to which employer contribute second				2.00%
Company matched eligible employee contributions to employee stock purchase plan ESOP effective July 1, 2009	Match to one-hundred percent on the first three percent of eligible employee contributions and fifty percent on the next two percent of eligible contributions.
Percentage of amended matching contribution to ESOP plan by Employer up to First Three Percentage				100.00%
Percentage of amended matching contribution to ESOP plan by Employer up to Next Two Percentage				50.00%
Company contributions to ESOP on behalf of participating employees representing amounts authorized by employees to be withheld from their earnings on pre-tax basis	$ 79,266	$ 70,601	$ 70,025
Company's matching contributions to the ESOP	48,816	37,894	44,587
Employee stock ownership plan common stock shares held in ESOP	16,508,933
Percentage of total voting shares outstanding held by the ESOP	15.90%
Employee stock ownership plan ESOP series 2 preferred stock contributed to ESOP					500,000
Cumulative quarterly dividends per share on convertible serial preferred stock					$ 11.25
Preferred stock, par value
Value of Convertible Serial Preferred Stock Issued to ESOP					500,000
Amount borrowed for acquisition of series -2 preferred stock					500,000
Interest rate on amount borrowed for acquisition of series -2 preferred stock					5.50%
Term for payment of borrowed amount for acquisition of series 2 preferred stock in equal quarterly payments	10 years
Number of votes for each series 2 preferred stock under ESOP					1
Allocated or committed to be released shares of series 2 preferred stock outstanding	0	0	0
Redeemed share of series 2 preferred stock	56,480
Redemption of preferred stock	$ 328,495	$ 411,655	$ 315,659